Selling, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of selling, general and administrative expenses [Abstract]
Schedule of Selling, General and Administrative Expenses
	For the Year Ended December 31,
	2019	2018	2017
	$ Thousands
Payroll and related expenses	10,853	11,399	21,380
Depreciation and amortization	951	607	692
Professional fees	12,806	12,115	20,334
Other expenses	11,244	9,910	13,886
	35,854	34,031	56,292